Business, Liquidity and Summary of Significant Accounting Policies (Detail Textuals 2) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 29, 2016	Mar. 31, 2016	Dec. 31, 2014	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2013	Jun. 30, 2008
Organization Consolidation And Presentation Of Financial Statement [Line Items]
Accumulated deficit		$ (333,384)	$ (337,788)	$ (334,451)			$ 107,700
Working capital deficit		(2,400)		(1,600)
Cash		307	1,824	$ 710	$ 1,163	$ 909
Amount paid in success-based and sales-based milestones plus a mid-single digit royalty on net sales			$ 19
March 2016 license agreement
Organization Consolidation And Presentation Of Financial Statement [Line Items]
Upfront license fee		250
Amount received in success-based milestones		$ 40,000
Subsequent event | Turing Pharmaceuticals AG
Organization Consolidation And Presentation Of Financial Statement [Line Items]
Amount paid in success-based and sales-based milestones plus a mid-single digit royalty on net sales	$ 95,000
Number of common stock as consideration	53